Independent Bank Corporation (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Statements of Financial Condition

	December 31,
	2022	2021
	(In thousands)
ASSETS
Cash and due from banks	$10,502	$6,093
Interest bearing deposits - time	40,000	40,000
Investment in subsidiaries	376,930	432,949
Accrued income and other assets	6,220	96
Total Assets	$433,652	$479,138

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$39,433	$39,357
Subordinated debentures	39,660	39,592
Accrued expenses and other liabilities	6,048	844
Shareholders’ equity	348,511	399,345
Total Liabilities and Shareholders’ Equity	$433,652	$479,138

Condensed Statements of Operations
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2022	2021	2020
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$30,000	$32,000	$24,000
Interest income	199	55	99
Other income	54	33	42
Total Operating Income	30,253	32,088	24,141

OPERATING EXPENSES
Interest expense	4,311	3,625	2,893
Administrative and other expenses	892	787	733
Total Operating Expenses	5,203	4,412	3,626
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	25,050	27,676	20,515
Income tax benefit	(1,108)	(1,048)	(937)
Income Before Equity in Undistributed Net Income of Subsidiaries	26,158	28,724	21,452
Equity in undistributed net income of subsidiaries	37,193	34,171	34,700
Net Income	$63,351	$62,895	$56,152

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2022	2021	2020
	(In thousands)
Net Income	$63,351	$62,895	$56,152
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax benefit	(110)	(81)	(34)
Share based compensation	95	95	89
Accretion of discount on subordinated debt and debentures	144	144	113
(Increase) decrease in accrued income and other assets	(6,012)	788	(307)
Increase in accrued expenses and other liabilities	5,205	159	109
Equity in undistributed net income of subsidiaries	(37,193)	(34,171)	(34,700)
Total Adjustments	(37,871)	(33,066)	(34,730)
Net Cash From Operating Activities	25,480	29,829	21,422

CASH FLOW USED IN INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(115,000)	(160,000)	(85,000)
Maturity of interest bearing deposits - time	115,000	160,000	55,000
Net Cash Used In Investing Activities	—	—	(30,000)

CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of subordinated debt, net of issuance costs	—	—	39,236
Dividends paid	(18,565)	(18,155)	(17,618)
Proceeds from issuance of common stock	2,124	1,913	1,907
Share based compensation withholding obligation	(620)	(691)	(755)
Repurchase of common stock	(4,010)	(17,269)	(14,231)
Net Cash From (Used In) Financing Activities	(21,071)	(34,202)	8,539
Net Increase (Decrease) in Cash and Cash Equivalents	4,409	(4,373)	(39)
Cash and Cash Equivalents at Beginning of Year	6,093	10,466	10,505
Cash and Cash Equivalents at End of Year	$10,502	$6,093	$10,466